13. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	Years Ended December 31,
	2012	2011
Statutory rate	35.0%	35.0%
Change in valuation allowance	125.5	(3,849.0)
Section 382 reduction to loss carryover	(169.4)	3,827.9
State income taxes, net of federal benefit	5.5	3.9
Stock compensation	(1.9)	(16.8)
Non-deductible items	3.6	(1.1)
Other	1.7	0.1
Effective rate	0.0%	0.0%

Components of deferred income taxes

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$17,818	$30,681
Capital loss carryover	840	8,013
Stock-based compensation	278	417
Derivative instruments mark-to-market	–	201
Other accrued liabilities	156	123
Fixed assets	167	157
Other	207	167
Total deferred tax assets	19,466	39,759

Deferred tax liabilities:
Investment in New PE Holdco	(7,480)	(3,792)
Intangibles	(1,513)	(1,706)
Derivative instruments mark-to-market	(9)	–
Total deferred tax liabilities	(9,002)	(5,498)

Valuation allowance	(11,555)	(35,352)
Net deferred tax liabilities	$(1,091)	$(1,091)

Classified in balance sheet as:
Deferred income tax benefit (current assets)	$–	$–
Deferred income taxes (long-term liability)	(1,091)	(1,091)
	$(1,091)	$(1,091)

Federal Income Tax Note

These jurisdictions, along with the years still open to audit under the applicable statutes of limitation, are as follows:

Jurisdiction	Tax Years
Federal	2009 – 2011
Arizona	2009 – 2011
California	2008 – 2011
Colorado	2008 – 2011
Idaho	2009 – 2011
Oregon	2009 – 2011
Wisconsin	2008